8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt, Weighted Average Interest Rate	2.75%	2.86%	2.90%
Debt, Weighted Average Interest Rate during period	2.77%	2.82%	2.91%